Statutory Requirements and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Statutory Accounting Practices Disclosure
The statutory capital and surplus and minimum required statutory capital and surplus for the Group’s regulatory jurisdictions is as follows:

	December 31, 2025			December 31, 2024
	Bermuda(1)	United Kingdom(2)	Republic of Ireland(2)	Bermuda(1)	United Kingdom(2)	Republic of Ireland(2)
Required statutory capital and surplus	$1,095.0	$535.0	$95.0	$910.0	$540.0	$100.0
Actual statutory capital and surplus	$2,220.0	$1,055.0	$165.0	$1,830.0	$950.0	$175.0
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(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency UK/Solvency II Solvency Capital Requirement (“SCR”).
Statutory net income/(loss) of the Group’s regulated insurance operations are detailed below:

	2025	2024	2023
Bermuda	$158.3	$67.3	$345.2
United Kingdom	$162.9	115.0	68.1
Republic of Ireland	$(8.4)	$(3.8)	$19.3